Fair values of financial assets and liabilities - Schedule of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	£ 3,260	£ 4,235
Derivative liabilities	(4,286)	(5,787)
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	3,260	4,235
Derivative liabilities	(4,168)	(5,644)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	0	0
Derivative liabilities	£ (118)	£ (143)